INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of investments in associates

15.      INVESTMENTS IN ASSOCIATES

Particulars of the principal associates at the end of the reporting period are as follows:

Nominal value
		of ordinary shares issued and	Percentage of equity
	Place of	paid-up/registered	attributable to
Name of associates	establishment	capital	the Group	Principal activities
Shanghai Petroleum	Shanghai, PRC	RMB900 million	30%	Production, processing and technology consultation of oil,
Corporation Limited				gas and relevant products
in the PRC
CNOOC Finance	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer,
Corporation Limited				settlement, loan, discounting
and other financing services to
CNOOC and its member entities

To give details of other associate would, in the opinion of the Directors, result in particulars of excessive length.

The Group’s investments in associates represent:

	2016	2017
Share of net assets	3,695	4,067

None of the Group’s associates are considered to be individually material. The following table illustrates the summarized financial information of the Group’s associates in the consolidated financial statements:

	2015	2016	2017

Profit/(loss) for the year	256	(609)	302
Other comprehensive income/(expense)	74	(127)	36
Total comprehensive income/(expense)	330	(736)	338

Dividend of RMB116 million was received from the associates in 2017 (2016: RMB135 million).